Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating Activities:
Net Income	$ 260,083	$ 393,694
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	156,353	143,374
Change in deferred taxes, net	(25,963)	27,838
(Gain) loss on sale of investments	(1,073)	(9,331)
(Gain) loss on sale of fixed assets	1,401	582
Stock Option Compensation Expense	6,220	6,546
Cash outflow from hedging		(15,578)
Investment gain	0	(126,685)
Dividend income from equity method investees	18,582	32,425
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(40,702)	(104,401)
Inventories, net	(56,173)	(28,852)
Prepaid expenses, other current and non-current assets	35,587	138,932
Accounts receivable, related parties	(24,934)	(16,359)
Accounts payable, related parties	23,459	(9,759)
Accounts payable, accrued expenses and other current and non-current liabilities	(99,671)	30,552
Income tax payable	62,249	18,199
Net cash provided by (used in) operating activities	315,418	481,177
Investing Activities:
Purchases of property, plant and equipment	(147,357)	(124,418)
Proceeds from sale of property, plant and equipment	1,327	1,849
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(72,214)	(1,702,802)
Proceeds from divestitures	1,036	176,721
Net cash (used in) provided by investing activities	(217,208)	(1,648,650)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	46,349	29,868
Repayments of short-term borrowings and other financial liabilities	(41,930)	(39,171)
Proceeds from short-term borrowings from related parties	4,226
Repayments of short-term borrowings from related parties	(1,606)	(13,894)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs and other hedging costs of $155,056 in 2012)	598	1,704,748
Repayments of long-term debt and capital lease obligations	(32,915)	(41,573)
Increase (decrease) of accounts receivable securitization program	(162,000)	(333,250)
Proceeds from exercise of stock options	4,635	4,354
Distributions to noncontrolling interests	(72,619)	(32,366)
Contributions from noncontrolling interests	8,795	5,350
Net cash (used in) provided by financing activities	(246,467)	1,284,066
Effect of exchange rate changes on cash and cash equivalents	(4,942)	6,339
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(153,199)	122,932
Cash and cash equivalents at beginning of period	688,040	457,292
Cash and cash equivalents at end of period	$ 534,841	$ 580,224